Short Term Loans	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
SHORT TERM LOANS

Note 10 – SHORT TERM LOANS

Loans from Bank of China ("BOC")

On January 18, 2018, the Company borrowed a one-year loan of approximately $3,890,000 from BOC, bears an annual interest rate of 5.22%. The loan was repaid on January 17, 2019.

On March 19, 2019, the Company borrowed a one-year loan of approximately $3,730,000 from BOC, which had an effective annual interest rate of 4.79%. The loan was repaid on March 17, 2020.

All loans borrowed from BOC are guaranteed by Gary Wang, David Wang, Guoan Xu, and their family spouses.

Line of Credit ("LOC") from China Merchants Bank ("CMB")

On July 2, 2019, the Company obtained a LOC from CMB, pursuant to which the Company is able to obtain revolving loans and issue letters of credit, which, upon borrowing, reduces the amount available for other extensions of credit. Accordingly, the total amount outstanding under the letters of credit and indebtedness incurred under the LOC cannot exceed RMB100 million (approximately $14 million). The interest rate and purpose of each borrowing under the LOC are approved by CMB separately. CMB has the right to perform annual evaluations of the Company's business and financial performance, and the total line of credit available under the LOC may be adjusted based on the result of such evaluations. The LOC terminates on July 1, 2020 and is guaranteed by Gary Wang, the Chief Executive Officer of the Company.

During the year ended December 31, 2019, the Company borrowed approximately $730,000 under the LOC at an effective annual interest rate of 4.35%. The borrowing matures on January 18, 2020.

The interest expenses for the years ended December 31, 2019, 2018 and 2017 were $190,808, $404,958 and $1,609, respectively.